Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 7,370,330	¥ 11,407,569
Trading account assets measured at fair value under fair value option	19,716,612	19,691,210
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	6,086,602	6,277,947
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	7,345,438	8,264,085
Held-to-maturity debt securities, fair value	24,557,514	21,386,156
Equity securities pledged that secured parties are permitted to sell or repledge	474	724
Equity securities measured at fair value	5,648,879	4,619,120
Financing receivable, before allowance for credit loss	128,424,796	120,356,472
Allowance for credit losses	16,757	15,918
Due to trust account and other short-term borrowings measured at fair value under fair value option	54,159	49,555
Long-term debt measured at fair value under fair value option	¥ 234,909	¥ 431,338
Common stock, authorized (in shares)	33,000,000,000	33,000,000,000
Common stock, issued (in shares)	12,337,710,920	12,687,710,920
Common stock, stated value (JPY per share)	¥ 0	¥ 0
Treasury stock, shares (in shares)	610,482,347	665,392,775
Asset pledged as collateral with right
Financing receivable, before allowance for credit loss	¥ 124,818	¥ 144,288